PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive (loss) income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed statements of comprehensive (loss) income
Net Income (Loss)	¥ (251,842)	$ (36,013)	¥ 183,200	¥ (2,643,836)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	66,149	9,459	(21,488)	(25,365)
Changes in fair value due to instrument-specific credit risk			14,243
Others	(1,270)	(182)	3,084
Comprehensive (loss) income attributable to VNET Group, Inc.	(191,892)	$ (27,441)	179,039	(2,669,201)
Parent Company
Condensed statements of comprehensive (loss) income
Net Income (Loss)	(256,771)		183,200	(2,643,836)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	66,149		(21,488)	(25,365)
Changes in fair value due to instrument-specific credit risk			14,243
Others	(1,270)		3,084
Other comprehensive income (loss), net of tax of nil	64,879		(4,161)	(25,365)
Comprehensive (loss) income attributable to VNET Group, Inc.	¥ (191,892)		¥ 179,039	¥ (2,669,201)